LVIP SSGA Developed International 150 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.18%
Australia–3.66%
Aurizon Holdings	2,124,381	$ 5,751,632
Computershare	559,610	7,236,340
Dexus	871,598	6,708,330
Fortescue Metals Group	429,268	4,572,565
Origin Energy	1,752,390	5,879,265
Rio Tinto	75,719	5,390,510
		35,538,642
Belgium–0.55%
Ageas	107,748	5,335,728
		5,335,728
Canada–3.32%
Canadian Tire Class A	45,300	6,338,996
Kinross Gold	954,100	5,114,747
Manulife Financial	297,900	5,734,093
Pembina Pipeline	221,800	7,030,846
Power Corp of Canada	241,200	7,950,498
		32,169,180
Denmark–0.81%
AP Moller - Maersk Class B	2,920	7,904,698
		7,904,698
Finland–0.73%
Fortum	234,012	7,106,026
		7,106,026
France–3.16%
Bouygues	158,105	6,540,386
Danone	91,798	6,258,596
Gecina	44,414	5,975,294
Orange	513,366	5,551,982
Sanofi	65,346	6,290,468
		30,616,726
Germany–3.85%
Bayerische Motoren Werke	64,800	6,154,637
Daimler	74,694	6,590,377
Evonik Industries	179,171	5,618,300
Fresenius & Co.	147,474	7,058,865
Fresenius Medical Care & Co.	87,022	6,104,094
RWE	164,470	5,800,589
		37,326,862
Hong Kong–6.29%
BOC Hong Kong Holdings	1,769,000	5,330,737
CK Asset Holdings	1,025,629	5,917,648
CK Hutchison Holdings	806,014	5,377,022
Henderson Land Development	1,486,300	5,675,315
HKT Trust	4,504,000	6,158,377
Hongkong Land Holdings	1,263,800	6,036,763
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Jardine Matheson Holdings	94,900	$ 5,016,246
New World Development	1,296,000	5,271,161
Power Assets Holdings	1,085,500	6,363,302
Sun Hung Kai Properties	435,000	5,431,558
WH Group	6,249,365	4,449,848
		61,027,977
Ireland–0.60%
DCC	69,768	5,816,271
		5,816,271
Italy–0.50%
Telecom Italia	12,377,067	4,839,560
		4,839,560
Japan–44.20%
AGC	156,400	8,059,642
Aisin Seiki	173,800	6,297,950
Asahi Kasei	535,500	5,738,455
Astellas Pharma	407,300	6,703,770
Brother Industries	284,000	6,249,486
Canon	289,244	7,077,237
Chiba Bank	946,400	6,132,865
Chubu Electric Power	484,800	5,729,720
Dai Nippon Printing	292,600	7,049,519
Daiwa Securities Group	1,209,100	7,047,526
Eisai	95,200	7,131,190
ENEOS Holdings	1,395,500	5,669,015
FUJIFILM Holdings	106,800	9,222,153
Fujitsu	42,900	7,752,483
Hitachi	132,626	7,846,247
Honda Motor	212,200	6,523,835
Isuzu Motors	580,900	7,557,636
ITOCHU	200,217	5,831,516
Japan Post Holdings	664,400	5,584,728
Japan Tobacco	330,546	6,476,803
Kajima	437,200	5,602,534
Kansai Electric Power	570,600	5,529,214
KDDI	199,700	6,574,745
Kyocera	96,900	6,057,345
MEIJI Holdings	96,800	6,258,350
Mitsubishi	218,900	6,873,991
Mitsubishi Electric	411,600	5,720,245
Mitsubishi Gas Chemical	254,200	5,012,722
Mitsubishi Heavy Industries	201,000	5,385,595
Mitsubishi UFJ Financial Group	1,139,700	6,737,141
Mitsui & Co.	297,800	6,511,986
Mitsui Chemicals	193,800	6,474,663
Mizuho Financial Group	425,930	6,025,700
NEC	106,700	5,782,181
NGK Insulators	343,100	5,815,936
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Express	83,500	$ 5,750,663
Nippon Telegraph & Telephone	236,400	6,550,442
Nomura Holdings	1,002,900	4,944,199
Obayashi	680,100	5,605,903
Oji Holdings	956,900	4,821,553
ORIX	365,200	6,833,446
Otsuka	140,300	7,214,620
Otsuka Holdings	151,100	6,461,443
Resona Holdings	1,506,934	6,027,754
Santen Pharmaceutical	447,400	6,292,279
Sekisui Chemical	326,500	5,609,983
Sekisui House	301,000	6,303,227
Seven & i Holdings	159,600	7,265,701
Shimizu	763,800	5,717,305
Shionogi & Co.	117,700	8,054,135
Subaru	327,100	6,044,717
Sumitomo	434,400	6,119,360
Sumitomo Chemical	1,223,700	6,351,309
Sumitomo Mitsui Financial Group	170,700	6,005,118
Sumitomo Mitsui Trust Holdings	179,100	6,168,207
T&D Holdings	490,700	6,731,364
Taisei	162,100	5,193,970
Takeda Pharmaceutical	164,900	5,438,859
TIS	275,500	7,519,524
Toppan Printing	364,100	6,173,442
Toshiba	180,600	7,601,642
Tosoh	325,400	5,896,809
Toyota Industries	71,100	5,850,100
Toyota Motor	424,000	7,554,572
Toyota Tsusho	151,300	6,353,596
Trend Micro	126,000	7,016,701
Yamaha Motor	264,000	7,349,717
		428,865,784
Netherlands–3.75%
†ABN AMRO Bank	518,087	7,474,635
Aegon	1,388,333	7,166,362
Koninklijke Ahold Delhaize	231,281	7,701,225
NN Group	133,621	6,999,366
Royal Dutch Shell Class A	315,368	7,013,524
		36,355,112
Norway–1.48%
Norsk Hydro	1,086,806	8,111,911
Yara International	125,540	6,218,782
		14,330,693
Singapore–2.48%
†Capitaland Investment	2,295,700	5,748,549
CapitaLand Mall Trust	355,082	528,738
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications	3,593,700	$ 6,469,615
United Overseas Bank	334,800	6,333,606
Wilmar International	1,597,958	4,936,729
		24,017,237
Spain–4.80%
ACS Actividades de Construccion y Servicios	203,570	5,514,439
Banco Bilbao Vizcaya Argentaria	1,217,712	8,037,635
CaixaBank	2,055,240	6,373,347
Enagas	290,861	6,464,133
Red Electrica	369,475	7,412,505
Repsol	500,640	6,535,128
Telefonica	1,336,958	6,273,777
		46,610,964
Sweden–2.39%
†Electrolux Class B	211,050	4,876,038
Securitas Class B	375,636	5,945,421
Tele2 Class B	471,661	6,983,751
Telefonaktiebolaget LM Ericsson Class B	475,784	5,370,137
		23,175,347
Switzerland–2.94%
Adecco Group	93,380	4,678,873
†LafargeHolcim	109,792	5,290,326
Novartis	73,467	6,024,232
Swiss Prime Site	63,543	6,206,940
UBS Group	396,928	6,335,611
		28,535,982
United Kingdom–10.67%
Aviva	1,157,957	6,137,028
BAE Systems	923,076	6,991,428
†Berkeley Group Holdings	96,873	5,656,965
British American Tobacco	161,911	5,659,521
GlaxoSmithKline	359,158	6,778,449
Imperial Brands	308,556	6,453,955
J Sainsbury	1,902,085	7,290,278
M&G	2,270,895	6,204,555
Persimmon	156,688	5,603,937
Phoenix Group Holdings	640,541	5,537,614
Rio Tinto	85,106	5,578,879
Sage Group	767,286	7,305,832
Smiths Group	312,845	6,032,523
Tesco	2,015,047	6,862,511
Vodafone Group	3,445,683	5,243,267

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Wm Morrison Supermarkets	2,574,314	$ 10,215,119
		103,551,861
Total Common Stock (Cost $878,184,966)		933,124,650
ΔPREFERRED STOCKS–1.21%
Germany–1.21%
Porsche Automobil Holding	63,201	6,249,964
Volkswagen	24,454	5,450,859
Total Preferred Stocks (Cost $7,750,487)		11,700,823

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	7,089,975	$ 7,089,975
Total Money Market Fund (Cost $7,089,975)		7,089,975

TOTAL INVESTMENTS–98.12% (Cost $893,025,428)	951,915,448
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.88%	18,277,384
NET ASSETS APPLICABLE TO 112,049,319 SHARES OUTSTANDING–100.00%	$970,192,832

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
212	E-mini MSCI EAFE Index	$24,030,200	$25,034,010	12/17/21	$—	$(1,003,810)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$35,538,642	$—	$35,538,642
Belgium	—	5,335,728	—	5,335,728
Canada	32,169,180	—	—	32,169,180
Denmark	—	7,904,698	—	7,904,698
Finland	—	7,106,026	—	7,106,026
France	—	30,616,726	—	30,616,726
Germany	—	37,326,862	—	37,326,862
Hong Kong	—	61,027,977	—	61,027,977
Ireland	—	5,816,271	—	5,816,271
Italy	—	4,839,560	—	4,839,560
Japan	—	428,865,784	—	428,865,784
Netherlands	—	36,355,112	—	36,355,112
Norway	—	14,330,693	—	14,330,693
Singapore	5,748,549	18,268,688	—	24,017,237
Spain	—	46,610,964	—	46,610,964
Sweden	—	23,175,347	—	23,175,347
Switzerland	—	28,535,982	—	28,535,982
United Kingdom	10,215,119	93,336,742	—	103,551,861
Preferred Stocks	—	11,700,823	—	11,700,823
Money Market Fund	7,089,975	—	—	7,089,975
Total Investments	$55,222,823	$896,692,625	$—	$951,915,448
Derivatives:

Liabilities:
Futures Contract	$(1,003,810)	$—	$—	$(1,003,810)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Developed International 150 Fund–5